Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 13,060	$ 3,610
Restricted cash	3,459	1,153
Accounts receivable	65,720	28,257
Accounts receivable from related parties		490
Receivable from Mobile Virtual Network Operator ("MVNO") franchisees	3,514	4,319
Inventories	17,031	12,682
Deferred cost of revenues	507	969
Prepaid expenses and other current assets	16,240	6,599
Total current assets	119,531	58,079
Non-current assets:
Property and equipment, net	1,362	1,488
Intangible assets, net	20,004	15,498
Goodwill	736	693
Deferred tax assets	1,463	1,054
Deferred cost of revenues	2,642	689
Other non-current assets	2,994	529
Total non-current assets	29,201	19,951
Total assets	148,732	78,030
Current liabilities:
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiary of US$4,598 and US$4,143 as of December 31, 2016 and 2017, respectively)	49,690	22,691
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiary of US$2,778 and US$4,038 as of December 31, 2016 and 2017, respectively)	12,163	7,634
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2016 and 2017, respectively)	3,623
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiary of US$9,134 and US$5,904 as of December 31, 2016 and 2017, respectively)	7,960	11,995
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2016 and 2017, respectively)	1,232	216
Short-term bank and other borrowings (including short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiary of US$721 and nil as of December 31, 2016 and 2017, respectively)	12,648	6,306
Long-term bank borrowings - current portion (including long-term bank borrowings - current portion of the Consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2016 and 2017, respectively)	5,432	1,381
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2016 and 2017, respectively)		264
Total current liabilities	92,748	50,487
Non-current liabilities:
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2016 and 2017, respectively)	2,121	1,755
Warrant liabilities (including warrant liabilities grants of the Consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2016 and 2017, respectively)		1,344
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiary of US$1,539 and US$1,550 as of December 31, 2016 and 2017, respectively)	3,555	2,170
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2016 and 2017, respectively)	1,346	2,428
Long-term bank borrowings (including long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2016 and 2017, respectively)		4,491
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2016 and 2017, respectively)	1,957	1,844
Total non-current liabilities	8,979	14,032
Total liabilities	101,727	64,519
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity		68,862
Shareholders' (deficit) equity:
Ordinary shares (no par value; unlimited shares authorized; 4,224,725 shares and 30,804,635 shares issued and outstanding as of December 31, 2016 and 2017, respectively)
Additional paid-in capital	120,642	1,178
Statutory reserve	1,898	1,898
Accumulated deficit	(74,231)	(54,706)
Accumulated other comprehensive loss	(507)	(2,626)
Total Borqs Technologies, Inc. shareholders' (deficit) equity	47,802	(54,256)
Noncontrolling interest	(797)	(1,095)
Total shareholders' (deficit) equity	47,005	(55,351)
Total liabilities, mezzanine equity, noncontrolling interest and shareholders' (deficit) equity	148,732	78,030
Series A convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		11,970
Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		26,126
Series C convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		21,069
Series D convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		9,697
Series E convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity